UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23757

Goldman Sachs ETF Trust II

(Exact name of registrant as specified in charter)

200 West Street, New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Caroline Kraus, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Annual Report	August 31, 2022

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

Goldman Sachs MarketBeta® ETFs

∎	Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

INVESTMENT PROCESS

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

Principal Investment Strategies

The investment objective of the MarketBeta® U.S. 1000 Equity ETF (the “Fund”) is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS United States 1000 Index (Total Return, Unhedged, USD) (the “Index”).

The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.

The Index is designed to measure the performance of equity securities of large and mid-capitalization equity issuers covering approximately the largest 1,000 of the free-float market capitalization in the United States. It is calculated as a total return index in U.S. dollars and weighted by free-float market capitalization.

As of August 31, 2022, the Index consisted of 1,012 securities with a market capitalization range of between approximately $2.2 billion and $2,526.6 billion. The components of the Index may change over time. The percentage of the portfolio exposed to any asset class will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each asset class at all times. Solactive AG (“Solactive” or the “Index Provider”) will generally deem an issuer to be a U.S. issuer if it is organized under the laws of the U.S. and it is primarily listed in the U.S.; in the event that these factors point to more than one country, the Index methodology provides for consideration of certain additional factors. The Index is normally reconstituted on a quarterly basis in February, May, August, and November. New securities from initial public offerings are also added on a semi-annual basis in February and August, subject to fulfillment of certain eligibility criteria.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

The Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in the approximate Index weight. In these circumstances, the Fund may purchase a sample of securities in the Index. There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques.

The Index is owned and calculated by Solactive.

The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund may invest a larger percentage of its assets in fewer issuers than diversified funds.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

In managing the Fund, the Investment Adviser incorporates tax considerations into its investment process. Specifically, in seeking to track the underlying index, the Investment Adviser employs tax management strategies to seek tax efficiency for the Fund and its shareholders. These strategies generally seek to minimize taxable capital gain distributions to shareholders and include:

∎	Use of the Fund’s in-kind redemption mechanism to effect changes to the portfolio;

∎

Monitoring the portfolio and from time to time selecting positions to sell to realize short-term capital losses and creating loss carryforward positions that offset long-term and short-term capital gains; and

∎	Use of tax lot selection to maximize tax efficiency

INVESTMENT PROCESS

There is no guarantee that such tax management strategies will be effective or will materially reduce the amount of taxable capital gains distributed by the Fund to shareholders.

* * *

At the end of the Reporting Period, i.e. August 31, 2022, we maintained conviction in our principal investment strategies, as the Fund continues to seek to provide efficient and diversified access to 1,000 equity securities represented by its Index in one portfolio.

Effective June 17, 2022, Matthew Maillet no longer served as a portfolio manager for the Fund. By design, all investment decisions for the Fund are performed within a co-lead or team structure, with multiple subject matter experts. This strategic decision making process has been a cornerstone of our approach and helps to ensure continuity in the Fund.

PORTFOLIO RESULTS

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

Investment Objective

The Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS United States 1000 Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the period since its inception on April 5, 2022 through August 31, 2022 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned -12.36% based on net asset value (“NAV”) and -12.24% based on market price. The Index returned -12.35% during the same period.

The Fund had an NAV of $39.49 per share on the date of its inception, April 5, 2022, and ended the Reporting Period with an NAV of $34.49 per share. The Fund’s market price on August 31, 2022 was $34.54 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the Index.

Q	Which sectors contributed most positively to the Index’s relative performance during the Reporting Period, and which contributed least?

A	Index constituents in the energy sector contributed most to the Index’s results during the Reporting Period. Index constituents in the information technology, communication services and consumer discretionary sectors contributed least to the Index’s results during the Reporting Period.

Q	Which individual stock positions contributed the most to the Index’s returns during the Reporting Period?

A	Positions in integrated energy companies Exxon Mobil, Occidental Petroleum and ConocoPhillips contributed most (1.13%, 0.19% and 0.40% of Fund net assets as of August 31, 2022, respectively). Each of these holdings posted a double-digit positive return within the Index during the Reporting Period.

Q	Which individual stock positions contributed the least to the Index’s results during the Reporting Period?

A	Positions in software leader Microsoft, e-commerce retailing behemoth Amazon.com and information technology giant Apple contributed least (5.42%, 3.16% and 7.16% of Fund net assets as of August 31, 2022, respectively). Microsoft and Amazon.com each generated a double-digit negative return within the Index during the Reporting Period. Apple posted a single-digit negative return within the Index during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund does not employ derivatives as a source of alpha generation, although it did use index futures to equitize excess cash. The use of futures was not material to the performance of the Fund during the Reporting Period.

PORTFOLIO RESULTS

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?[1]

Sector Name	Fund[2]	Solactive Index

Information Technology	27.88%	27.15%
Health Care	13.83	13.84
Consumer Discretionary	11.41	11.64
Financials	10.86	10.78
Industrials	8.66	8.61
Communication Services	8.07	7.91
Consumer Staples	6.58	6.37
Energy	4.23	4.67
Real Estate	3.10	3.28
Utilities	3.07	3.06
Materials	2.31	2.69

[1]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Figures above may not sum to 100% due to rounding due to the presence of cash.

[2]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS United States 1000 Index.

FUND BASICS

MarketBeta® U.S. 1000 Equity ETF

as of August 31, 2022

FUND SNAPSHOT

As of August 31, 2022

Market Price[1]	$34.54
Net Asset Value (NAV)[1]	$34.49

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

TOP 10 HOLDINGS AS OF 8/31/22[2]

Holding	% of Net Assets	Line of Business	Country

Apple, Inc.	7.1%	Information Technology	United States

Microsoft Corp.	5.4	Information Technology	United States

Amazon.com, Inc.	3.2	Consumer Discretionary	United States

Tesla, Inc.	2.0	Consumer Discretionary	United States

Alphabet, Inc., Class A	1.8	Communication Services	United States

Alphabet, Inc., Class C	1.6	Communication Services	United States

UnitedHealth Group, Inc.	1.4	Health Care	United States

Johnson & Johnson	1.2	Health Care	United States

Exxon Mobil Corp.	1.1	Energy	United States

Meta Platforms, Inc., Class A	1.0	Communication Services	United States

[2]	The top 10 holdings may not be representative of the Fund’s future investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Performance Summary

August 31, 2022

Average Annual Total Return through August 31, 2022*	Since Inception
Shares based on NAV (Commenced April 5, 2022)	-12.36%

Shares based on Market Price (Commenced April 5, 2022)	-12.24%

Solactive GBS United States 1000 Index	-12.35%

*	Total return for periods of less than one year represents cumulative total return. Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

The returns set forth above represent past performance. Past performance does not guarantee future results. The Fund’s NAV and investment return may fluctuate. These fluctuations may cause an investor’s shares to be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

FUND BASICS

Index Definitions and Industry Terms

Alpha: The excess returns of a fund relative to the return of a benchmark index is the fund’s alpha.

The Solactive GBS United States 1000 Index is designed to measure the performance of equity securities of large and mid-capitalization equity issuers covering approximately the largest 1,000 of the free-float market capitalization in the United States. It is calculated as a total return index in U.S. dollars and weighted by free-float market capitalization.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments

August 31, 2022

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 8.0%
24,674	Activision Blizzard, Inc.	$1,936,662
208,230	Alphabet, Inc., Class A*	22,534,651
186,039	Alphabet, Inc., Class C*	20,306,157
247,325	AT&T, Inc.	4,338,081
2,963	Bumble, Inc., Class A*	74,223
206	Cable One, Inc.	233,810
3,469	Charter Communications, Inc., Class A*	1,431,413
154,108	Comcast Corp., Class A	5,577,169
8,659	DISH Network Corp., Class A*	150,234
9,640	Electronic Arts, Inc.	1,223,027
4,451	Endeavor Group Holdings, Inc., Class A*	100,682
10,763	Fox Corp., Class A	367,879
4,957	Fox Corp., Class B	156,740
8,445	Frontier Communications Parent, Inc.*	217,543
2,701	IAC, Inc.*	173,593
13,528	Interpublic Group of Cos., Inc. (The)	373,914
680	Liberty Broadband Corp., Class A*	68,558
4,461	Liberty Broadband Corp., Class C*	453,684
814	Liberty Media Corp.-Liberty Formula One, Class A*	47,318
6,661	Liberty Media Corp.-Liberty Formula One, Class C*	424,172
2,655	Liberty Media Corp.-Liberty SiriusXM, Class A*	110,289
5,314	Liberty Media Corp.-Liberty SiriusXM, Class C*	219,787
5,329	Live Nation Entertainment, Inc.*	481,528
35,498	Lumen Technologies, Inc.	353,560
9,869	Match Group, Inc.*	557,895
79,197	Meta Platforms, Inc., Class A*	12,903,567
15,178	Netflix, Inc.*	3,393,194
5,535	New York Times Co. (The), Class A	168,762
13,382	News Corp., Class A	226,423
4,147	News Corp., Class B	71,494
1,338	Nexstar Media Group, Inc.	255,986
7,046	Omnicom Group, Inc.	471,377
318	Paramount Global, Class A	8,402
20,128	Paramount Global, Class B	470,794
5,147	Playtika Holding Corp.*	54,198
10,316	ROBLOX Corp., Class A*	403,459
24,889	Sirius XM Holdings, Inc.	151,574
3,934	Spotify Technology SA*	425,462
5,531	Take-Two Interactive Software, Inc.*	677,879
21,838	T-Mobile US, Inc.*	3,143,798
21,887	Twitter, Inc.*	848,121
145,724	Verizon Communications, Inc.	6,092,720
63,160	Walt Disney Co. (The)*	7,078,973
4,086	Warner Music Group Corp., Class A	109,382
1,574	Ziff Davis, Inc.*	121,639
9,587	ZoomInfo Technologies, Inc.*	435,442

		99,425,215

Consumer Discretionary – 11.4%
7,098	ADT, Inc.	51,744
2,093	Advance Auto Parts, Inc.	352,964
307,634	Amazon.com, Inc.*	38,998,762

Common Stocks – (continued)
Consumer Discretionary – (continued)
9,339	Aptiv PLC*	872,543
8,783	Aramark	313,641
3,015	Autoliv, Inc. (Sweden)	234,537
1,640	AutoNation, Inc.*	204,344
673	AutoZone, Inc.*	1,426,228
7,448	Bath & Body Works, Inc.	278,034
6,949	Best Buy Co., Inc.	491,225
1,406	Booking Holdings, Inc.*	2,637,389
8,268	BorgWarner, Inc.	311,704
2,739	Boyd Gaming Corp.	149,084
2,039	Bright Horizons Family Solutions, Inc.*	139,060
2,605	Brunswick Corp.	194,620
2,283	Burlington Stores, Inc.*	320,054
4,843	Capri Holdings Ltd.*	228,493
5,501	CarMax, Inc.*	486,508
3,021	Chewy, Inc., Class A*	103,711
924	Chipotle Mexican Grill, Inc.*	1,475,443
1,334	Choice Hotels International, Inc.	153,023
1,181	Churchill Downs, Inc.	232,763
1,146	Columbia Sportswear Co.	81,641
28,653	Coupang, Inc. (South Korea) *	484,236
2,049	Crocs, Inc.*	151,011
4,310	Darden Restaurants, Inc.	533,190
918	Deckers Outdoor Corp.*	295,201
1,882	Dick’s Sporting Goods, Inc.	200,188
7,854	Dollar General Corp.	1,864,697
7,298	Dollar Tree, Inc.*	990,193
1,241	Domino’s Pizza, Inc.	461,478
11,290	D.R. Horton, Inc.	803,283
12,589	DraftKings, Inc., Class A*	202,179
1,186	Dutch Bros, Inc., Class A*	43,289
19,381	eBay, Inc.	855,284
4,381	Etsy, Inc.*	462,677
5,235	Expedia Group, Inc.*	537,373
1,877	Five Below, Inc.*	240,031
3,438	Floor & Decor Holdings, Inc., Class A*	279,716
136,726	Ford Motor Co.	2,083,704
1,455	Fox Factory Holding Corp.*	135,621
8,994	GameStop Corp., Class A*	257,588
5,356	Garmin Ltd.	473,952
8,122	Gentex Corp.	221,649
4,809	Genuine Parts Co.	750,252
5,476	H&R Block, Inc.	246,420
11,975	Hanesbrands, Inc.	104,302
4,651	Harley-Davidson, Inc.	179,389
4,465	Hasbro, Inc.	351,931
825	Helen of Troy Ltd.*	101,995
35,641	Home Depot, Inc. (The)	10,279,577
1,730	Hyatt Hotels Corp., Class A*	155,043
11,458	Las Vegas Sands Corp.*	431,165
2,069	Lear Corp.	286,846
4,527	Leggett & Platt, Inc.	173,022
8,681	Lennar Corp., Class A	672,343
502	Lennar Corp., Class B	30,963
2,975	Levi Strauss & Co., Class A	50,248

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
3,281	Light & Wonder, Inc.*	$161,524
983	Lithia Motors, Inc.	260,928
8,533	LKQ Corp.	454,126
22,073	Lowe’s Cos., Inc.	4,285,252
4,068	Lululemon Athletica, Inc.*	1,220,237
9,219	Macy’s, Inc.	159,673
1,329	Marriott Vacations Worldwide Corp.	189,276
12,170	Mattel, Inc.*	269,200
25,655	McDonald’s Corp.	6,472,243
1,671	MercadoLibre, Inc. (Brazil) *	1,429,307
1,837	Mohawk Industries, Inc.*	202,731
776	Murphy USA, Inc.	225,172
13,116	Newell Brands, Inc.	234,121
43,470	NIKE, Inc., Class B	4,627,381
107	NVR, Inc.*	442,986
2,255	O’Reilly Automotive, Inc.*	1,572,006
5,686	Penn Entertainment, Inc.*	177,574
947	Penske Automotive Group, Inc.	111,661
2,938	Planet Fitness, Inc., Class A*	199,049
1,940	Polaris, Inc.	219,744
1,349	Pool Corp.	457,567
8,195	PulteGroup, Inc.	333,209
2,293	PVH Corp.	128,981
1,423	Ralph Lauren Corp.	129,963
668	RH*	170,948
16,927	Rivian Automotive, Inc., Class A*	553,682
11,908	Ross Stores, Inc.	1,027,303
5,318	Service Corp. International	328,174
4,590	Skechers USA, Inc., Class A*	173,502
38,964	Starbucks Corp.	3,275,703
8,694	Tapestry, Inc.	301,943
16,043	Target Corp.	2,572,335
5,928	Tempur Sealy International, Inc.	148,259
4,208	Terminix Global Holdings, Inc.*	179,471
89,145	Tesla, Inc.*	24,569,253
2,351	Texas Roadhouse, Inc.	208,675
1,803	Thor Industries, Inc.	146,061
37,926	TJX Cos., Inc. (The)	2,364,686
3,712	Toll Brothers, Inc.	162,548
1,126	TopBuild Corp.*	206,914
3,871	Tractor Supply Co.	716,716
1,763	Ulta Beauty, Inc.*	740,231
6,523	Under Armour, Inc., Class A*	54,924
7,445	Under Armour, Inc., Class C*	56,508
12,093	VF Corp.	501,255
2,617	Wayfair, Inc., Class A*	137,942
5,818	Wendy’s Co. (The)	111,589
1,938	Whirlpool Corp.	303,491
2,356	Williams-Sonoma, Inc.	350,455
3,650	Wynn Resorts Ltd.*	221,153
2,883	YETI Holdings, Inc.*	106,354
13,990	Yum China Holdings, Inc. (China)	701,039
9,887	Yum! Brands, Inc.	1,099,830

		140,582,406

Consumer Staples – 6.6%
5,493	Albertsons Cos., Inc., Class A	151,112
62,746	Altria Group, Inc.	2,831,099

Common Stocks – (continued)
Consumer Staples – (continued)
19,407	Archer-Daniels-Midland Co.	1,705,681
4,634	BJ’s Wholesale Club Holdings, Inc.*	345,187
323	Boston Beer Co., Inc. (The), Class A*	108,877
1,349	Brown-Forman Corp., Class A	95,199
10,468	Brown-Forman Corp., Class B	761,024
6,946	Campbell Soup Co.	349,939
1,285	Casey’s General Stores, Inc.	274,694
1,485	Celsius Holdings, Inc.*	153,683
8,409	Church & Dwight Co., Inc.	703,917
4,247	Clorox Co. (The)	613,012
134,862	Coca-Cola Co. (The)	8,322,334
162	Coca-Cola Consolidated, Inc.	76,841
29,022	Colgate-Palmolive Co.	2,269,811
16,572	Conagra Brands, Inc.	569,745
5,077	Constellation Brands, Inc., Class A	1,249,196
15,334	Costco Wholesale Corp.	8,005,881
12,408	Coty, Inc., Class A*	93,184
5,543	Darling Ingredients, Inc.*	421,601
7,396	Estee Lauder Cos., Inc. (The), Class A	1,881,394
6,346	Flowers Foods, Inc.	173,246
20,660	General Mills, Inc.	1,586,688
5,030	Hershey Co. (The)	1,130,090
9,864	Hormel Foods Corp.	495,962
2,214	Ingredion, Inc.	192,773
3,491	J M Smucker Co. (The)	488,705
8,896	Kellogg Co.	647,095
29,750	Keurig Dr Pepper, Inc.	1,134,070
11,675	Kimberly-Clark Corp.	1,488,796
26,984	Kraft Heinz Co. (The)	1,009,202
22,613	Kroger Co. (The)	1,084,067
4,977	Lamb Weston Holdings, Inc.	395,821
691	Lancaster Colony Corp.	116,468
8,597	McCormick & Co., Inc.	722,750
6,115	Molson Coors Beverage Co., Class B	315,962
47,815	Mondelez International, Inc., Class A	2,957,836
13,137	Monster Beverage Corp.*	1,166,960
2,975	Olaplex Holdings, Inc.*	39,627
47,902	PepsiCo, Inc.	8,252,078
5,258	Performance Food Group Co.*	262,795
53,668	Philip Morris International, Inc.	5,124,757
1,544	Pilgrim’s Pride Corp.*	43,958
1,905	Post Holdings, Inc.*	169,088
83,174	Procter & Gamble Co. (The)	11,473,022
1,881	Reynolds Consumer Products, Inc.	52,536
17,499	Sysco Corp.	1,438,768
9,960	Tyson Foods, Inc., Class A	750,785
24,753	Walgreens Boots Alliance, Inc.	867,840
49,534	Walmart, Inc.	6,565,732

		81,130,888

Energy – 4.2%
9,474	Antero Resources Corp.*	379,718
11,700	APA Corp.	457,587
7,915	Cheniere Energy, Inc.	1,267,825
4,411	Chesapeake Energy Corp.	443,261
66,840	Chevron Corp.	10,564,730
44,821	ConocoPhillips	4,905,659

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

August 31, 2022

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
1,986	Continental Resources, Inc.	$138,682
27,084	Coterra Energy, Inc.	837,167
20,263	EOG Resources, Inc.	2,457,902
11,630	EQT Corp.	555,914
145,727	Exxon Mobil Corp.	13,930,044
9,744	Hess Corp.	1,176,880
1,485	Hess Midstream LP, Class A	42,040
5,188	HF Sinclair Corp.	273,044
68,873	Kinder Morgan, Inc.	1,261,753
18,695	Marathon Petroleum Corp.	1,883,521
3,825	Matador Resources Co.	227,970
5,112	Murphy Oil Corp.	199,215
1,667	New Fortress Energy, Inc.	95,603
13,535	NOV, Inc.	239,164
32,435	Occidental Petroleum Corp.	2,302,885
15,392	ONEOK, Inc.	942,452
16,647	Phillips 66	1,489,241
7,955	Pioneer Natural Resources Co.	2,014,365
9,014	Range Resources Corp.*	296,200
38,537	Southwestern Energy Co.*	288,642
211	Texas Pacific Land Corp.	388,337
14,110	Valero Energy Corp.	1,652,563
42,133	Williams Cos., Inc. (The)	1,433,786

		52,146,150

Financials – 10.8%
1,329	Affiliated Managers Group, Inc.	169,261
20,367	Aflac, Inc.	1,210,207
17,998	AGNC Investment Corp. REIT	215,076
451	Alleghany Corp.*	379,372
9,352	Allstate Corp. (The)	1,126,916
19,182	American Express Co.	2,915,664
2,489	American Financial Group, Inc.	317,796
27,437	American International Group, Inc.	1,419,865
3,799	Ameriprise Financial, Inc.	1,018,170
54,486	Annaly Capital Management, Inc. REIT	351,435
7,018	Aon PLC, Class A	1,959,847
14,944	Apollo Global Management, Inc.	830,588
12,586	Arch Capital Group Ltd.*	575,432
5,231	Ares Management Corp., Class A	387,826
7,209	Arthur J Gallagher & Co.	1,308,938
1,856	Assurant, Inc.	294,157
243,660	Bank of America Corp.	8,189,413
25,282	Bank of New York Mellon Corp. (The)	1,049,961
44,429	Berkshire Hathaway, Inc., Class B*	12,475,663
4,922	BlackRock, Inc.	3,279,972
14,576	Blue Owl Capital, Inc.	161,794
912	BOK Financial Corp.	81,049
8,063	Brown & Brown, Inc.	508,292
13,458	Capital One Financial Corp.	1,424,126
3,667	Cboe Global Markets, Inc.	432,596
52,725	Charles Schwab Corp. (The)	3,740,839
13,670	Chubb Ltd.	2,584,313
5,342	Cincinnati Financial Corp.	517,960
67,256	Citigroup, Inc.	3,282,765

Common Stocks – (continued)
Financials – (continued)
12,391	CME Group, Inc.	2,423,803
926	CNA Financial Corp.	35,614
4,502	Comerica, Inc.	361,511
3,808	Commerce Bancshares, Inc.	261,876
221	Credit Acceptance Corp.*	117,590
2,036	Cullen/Frost Bankers, Inc.	264,599
9,626	Discover Financial Services	967,317
4,887	East West Bancorp, Inc.	352,695
13,173	Equitable Holdings, Inc.	391,897
872	Erie Indemnity Co., Class A	187,419
3,621	Essent Group Ltd.	144,804
1,348	Everest Re Group Ltd.	362,679
1,303	FactSet Research Systems, Inc.	564,642
9,254	Fidelity National Financial, Inc.	361,831
23,645	Fifth Third Bancorp	807,477
3,574	First American Financial Corp.	191,209
409	First Citizens BancShares, Inc., Class A	332,092
4,753	First Financial Bankshares, Inc.	202,050
18,239	First Horizon Corp.	412,566
6,192	First Republic Bank	940,131
10,004	Franklin Resources, Inc.	260,804
3,825	Glacier Bancorp, Inc.	193,851
3,124	Globe Life, Inc.	303,622
11,861	Goldman Sachs Group, Inc. (The)(a)	3,945,799
1,110	Hanover Insurance Group, Inc. (The)	143,623
11,366	Hartford Financial Services Group, Inc. (The)	730,947
1,714	Houlihan Lokey, Inc.	134,549
49,100	Huntington Bancshares, Inc.	657,940
3,256	Interactive Brokers Group, Inc., Class A	200,537
19,181	Intercontinental Exchange, Inc.	1,934,404
15,534	Invesco Ltd.	255,845
4,666	Janus Henderson Group PLC	109,184
6,014	Jefferies Financial Group, Inc.	192,989
100,969	JPMorgan Chase & Co.	11,483,204
32,226	KeyCorp	570,078
750	Kinsale Capital Group, Inc.	190,185
28,481	KKR & Co., Inc.	1,439,999
3,758	Lazard Ltd., Class A	136,603
5,391	Lincoln National Corp.	248,309
7,180	Loews Corp.	397,126
2,666	LPL Financial Holdings, Inc.	590,066
6,161	M&T Bank Corp.	1,119,947
444	Markel Corp.*	530,185
1,276	MarketAxess Holdings, Inc.	317,201
17,389	Marsh & McLennan Cos., Inc.	2,806,063
21,265	MetLife, Inc.	1,367,977
5,506	Moody’s Corp.	1,566,567
47,071	Morgan Stanley	4,011,391
880	Morningstar, Inc.	200,631
2,735	MSCI, Inc.	1,228,671
11,879	Nasdaq, Inc.	707,157
15,704	New York Community Bancorp, Inc.	153,742
6,933	Northern Trust Corp.	659,259
9,889	Old Republic International Corp.	215,976

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,568	Pinnacle Financial Partners, Inc.	$207,263
14,259	PNC Financial Services Group, Inc. (The)	2,252,922
2,608	Popular, Inc. (Puerto Rico)	201,390
1,342	Primerica, Inc.	170,098
8,714	Principal Financial Group, Inc.	651,459
20,238	Progressive Corp. (The)	2,482,191
3,064	Prosperity Bancshares, Inc.	217,176
12,988	Prudential Financial, Inc.	1,243,601
6,793	Raymond James Financial, Inc.	708,985
32,256	Regions Financial Corp.	698,988
2,295	Reinsurance Group of America, Inc.	287,701
1,504	RenaissanceRe Holdings Ltd. (Bermuda)	203,431
1,505	RLI Corp.	165,189
3,931	Rocket Cos., Inc., Class A	31,055
2,847	Ryan Specialty Holdings, Inc.*	120,599
11,771	S&P Global, Inc.	4,145,511
4,271	SEI Investments Co.	233,624
2,054	Selective Insurance Group, Inc.	163,129
2,146	Signature Bank	374,177
9,238	SLM Corp.	141,157
24,196	SoFi Technologies, Inc.*	143,240
2,580	SouthState Corp.	201,343
10,024	Starwood Property Trust, Inc. REIT	229,850
11,972	State Street Corp.	818,286
3,490	Stifel Financial Corp.	206,992
2,023	SVB Financial Group*	822,390
4,803	Synovus Financial Corp.	192,888
7,731	T. Rowe Price Group, Inc.	927,720
1,797	TFS Financial Corp.	25,697
2,125	TPG, Inc.	62,390
3,703	Tradeweb Markets, Inc., Class A	257,692
8,291	Travelers Cos., Inc. (The)	1,340,157
45,910	Truist Financial Corp.	2,150,424
4,592	United Bankshares, Inc.	170,363
6,098	Unum Group	230,809
46,247	US Bancorp	2,109,326
2,819	UWM Holdings Corp.	10,205
14,780	Valley National Bancorp	171,744
3,480	Virtu Financial, Inc., Class A	79,901
3,512	Voya Financial, Inc.	216,093
6,940	W R Berkley Corp.	449,712
6,112	Webster Financial Corp.	287,570
131,393	Wells Fargo & Co.	5,743,188
3,663	Western Alliance Bancorp	281,025
3,836	Willis Towers Watson PLC	793,400
5,172	Zions Bancorp NA	284,615

		133,804,192

Health Care – 13.8%
60,322	Abbott Laboratories	6,192,053
61,258	AbbVie, Inc.	8,236,751
1,546	ABIOMED, Inc.*	400,847
3,082	Acadia Healthcare Co., Inc.*	252,508
10,327	Agilent Technologies, Inc.	1,324,438
6,792	agilon health, Inc.*	141,138

Common Stocks – (continued)
Health Care – (continued)
2,562	Align Technology, Inc.*	624,359
4,173	Alnylam Pharmaceuticals, Inc.*	862,434
1,107	Amedisys, Inc.*	131,124
5,415	AmerisourceBergen Corp.	793,622
18,503	Amgen, Inc.	4,446,271
3,468	Arrowhead Pharmaceuticals, Inc.*	137,714
2,555	Azenta, Inc.	134,674
17,434	Baxter International, Inc.	1,001,758
9,870	Becton Dickinson and Co.	2,491,385
5,049	Biogen, Inc.*	986,474
2,111	Biohaven Pharmaceutical Holding Co. Ltd.*	315,278
6,368	BioMarin Pharmaceutical, Inc.*	568,026
741	Bio-Rad Laboratories, Inc., Class A*	359,415
1,353	Bio-Techne Corp.	448,939
2,039	Blueprint Medicines Corp.*	149,296
49,475	Boston Scientific Corp.*	1,994,337
73,830	Bristol-Myers Squibb Co.	4,976,880
3,500	Bruker Corp.	196,000
9,409	Cardinal Health, Inc.	665,404
5,889	Catalent, Inc.*	518,232
19,877	Centene Corp.*	1,783,762
8,279	Change Healthcare, Inc.*	203,415
1,744	Charles River Laboratories International, Inc.*	357,956
509	Chemed Corp.	242,381
10,969	Cigna Corp.	3,109,163
1,703	Cooper Cos., Inc. (The)	489,510
45,370	CVS Health Corp.	4,453,065
22,951	Danaher Corp.	6,194,704
1,926	DaVita, Inc.*	164,269
7,440	DENTSPLY SIRONA, Inc.	243,809
13,530	Dexcom, Inc.*	1,112,301
3,185	Doximity, Inc., Class A*	105,710
21,395	Edwards Lifesciences Corp.*	1,927,689
8,352	Elevance Health, Inc.	4,051,639
29,297	Eli Lilly & Co.	8,825,135
3,385	Encompass Health Corp.	164,409
6,050	Exact Sciences Corp.*	215,077
10,891	Exelixis, Inc.*	193,206
43,507	Gilead Sciences, Inc.	2,761,389
2,724	Globus Medical, Inc., Class A*	161,234
3,373	Guardant Health, Inc.*	168,852
4,719	Henry Schein, Inc.*	346,422
8,546	Hologic, Inc.*	577,368
7,899	Horizon Therapeutics PLC*	467,700
4,334	Humana, Inc.	2,088,035
2,886	IDEXX Laboratories, Inc.*	1,003,231
5,435	Illumina, Inc.*	1,095,913
6,345	Incyte Corp.*	446,878
942	Inspire Medical Systems, Inc.*	180,384
2,267	Insulet Corp.*	579,150
2,504	Integra LifeSciences Holdings Corp.*	119,466
2,377	Intellia Therapeutics, Inc.*	142,763
2,984	Intra-Cellular Therapies, Inc.*	149,976
12,404	Intuitive Surgical, Inc.*	2,551,999
4,197	Ionis Pharmaceuticals, Inc.*	178,456

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

August 31, 2022

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
6,436	IQVIA Holdings, Inc.*	$1,368,680
2,102	Jazz Pharmaceuticals PLC*	326,272
91,246	Johnson & Johnson	14,721,630
3,226	Laboratory Corp. of America Holdings	726,721
1,027	LHC Group, Inc.*	165,830
1,781	Masimo Corp.*	261,611
4,877	McKesson Corp.	1,789,859
893	Medpace Holdings, Inc.*	131,816
87,390	Merck & Co., Inc.	7,459,610
776	Mettler-Toledo International, Inc.*	940,869
1,717	Mirati Therapeutics, Inc.*	139,129
12,051	Moderna, Inc.*	1,593,986
2,017	Molina Healthcare, Inc.*	680,475
3,065	Natera, Inc.*	150,982
3,274	Neurocrine Biosciences, Inc.*	342,559
3,140	Novocure Ltd.*	257,888
3,976	Oak Street Health, Inc.*	104,171
1,503	Omnicell, Inc.*	153,742
8,798	Organon & Co.	251,007
1,227	Penumbra, Inc.*	201,437
4,364	PerkinElmer, Inc.	589,402
4,648	Perrigo Co. PLC	173,928
194,566	Pfizer, Inc.	8,800,220
7,850	QIAGEN NV*	356,626
4,042	Quest Diagnostics, Inc.	506,503
2,081	QuidelOrtho Corp.*	164,940
9,547	R1 RCM, Inc.*	208,602
3,631	Regeneron Pharmaceuticals, Inc.*	2,109,829
1,910	Repligen Corp.*	418,997
5,030	ResMed, Inc.	1,106,198
12,079	Royalty Pharma PLC, Class A	505,023
2,896	Sarepta Therapeutics, Inc.*	316,764
4,705	Seagen, Inc.*	725,934
1,162	Shockwave Medical, Inc.*	344,951
3,414	Sotera Health Co.*	57,731
3,462	STERIS PLC	697,178
11,524	Stryker Corp.	2,364,725
5,038	Teladoc Health, Inc.*	156,480
1,623	Teleflex, Inc.	367,220
3,677	Tenet Healthcare Corp.*	207,751
13,565	Thermo Fisher Scientific, Inc.	7,397,266
1,546	United Therapeutics Corp.*	350,355
32,401	UnitedHealth Group, Inc.	16,826,811
2,226	Universal Health Services, Inc., Class B	217,792
4,828	Veeva Systems, Inc., Class A*	962,317
8,853	Vertex Pharmaceuticals, Inc.*	2,494,421
41,956	Viatris, Inc.	400,680
2,082	Waters Corp.*	621,685
2,556	West Pharmaceutical Services, Inc.	758,340
7,265	Zimmer Biomet Holdings, Inc.	772,415
16,310	Zoetis, Inc.	2,553,004

		170,508,135

Industrials – 8.6%
19,731	3M Co.	2,453,550
4,479	A O Smith Corp.	252,840

Common Stocks – (continued)
Industrials – (continued)
1,120	Acuity Brands, Inc.	183,602
2,534	Advanced Drainage Systems, Inc.	343,864
4,874	AECOM	356,533
2,124	AGCO Corp.	230,900
3,576	Air Lease Corp.	130,023
4,358	Alaska Air Group, Inc.*	189,834
3,031	Allegion PLC	288,248
309	AMERCO	162,432
7,968	AMETEK, Inc.	957,435
1,714	ASGN, Inc.*	165,744
2,333	Axon Enterprise, Inc.*	272,214
20,503	Boeing Co. (The)*	3,285,606
4,506	Booz Allen Hamilton Holding Corp.	431,224
5,895	Builders FirstSource, Inc.*	345,506
3,151	BWX Technologies, Inc.	164,262
800	CACI International, Inc., Class A*	224,696
1,777	Carlisle Cos., Inc.	525,388
29,321	Carrier Global Corp.	1,147,038
18,475	Caterpillar, Inc.	3,412,517
4,332	C.H. Robinson Worldwide, Inc.	494,498
8,694	ChargePoint Holdings, Inc.*	141,451
1,264	Chart Industries, Inc.*	245,039
3,004	Cintas Corp.	1,222,147
1,750	Clean Harbors, Inc.*	205,485
7,431	Copart, Inc.*	889,119
2,098	Core & Main, Inc., Class A*	49,450
13,596	CoStar Group, Inc.*	946,825
75,257	CSX Corp.	2,381,884
4,875	Cummins, Inc.	1,049,929
1,327	Curtiss-Wright Corp.	195,321
9,674	Deere & Co.	3,533,428
22,169	Delta Air Lines, Inc.*	688,791
4,223	Donaldson Co., Inc.	216,851
4,979	Dover Corp.	622,176
8,417	Dun & Bradstreet Holdings, Inc.	119,942
13,787	Eaton Corp. PLC	1,883,856
1,744	EMCOR Group, Inc.	207,396
20,447	Emerson Electric Co.	1,671,338
4,225	Equifax, Inc.	797,469
5,790	Expeditors International of Washington, Inc.	595,733
1,774	Exponent, Inc.	166,508
19,905	Fastenal Co.	1,001,819
8,296	FedEx Corp.	1,748,880
12,237	Fortive Corp.	774,969
4,508	Fortune Brands Home & Security, Inc.	276,926
1,166	FTI Consulting, Inc.*	187,260
2,180	Generac Holdings, Inc.*	480,494
8,431	General Dynamics Corp.	1,930,109
5,740	Graco, Inc.	366,442
3,868	GXO Logistics, Inc.*	171,662
1,415	HEICO Corp.	215,504
2,552	HEICO Corp., Class A	312,824
7,864	Hertz Global Holdings, Inc.*	145,169
2,902	Hexcel Corp.	170,260
23,566	Honeywell International, Inc.	4,462,222
12,953	Howmet Aerospace, Inc.	458,925

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,852	Hubbell, Inc.	$382,068
1,358	Huntington Ingalls Industries, Inc.	312,693
4,625	IAA, Inc.*	172,327
2,630	IDEX Corp.	529,182
9,468	Illinois Tool Works, Inc.	1,844,650
14,039	Ingersoll Rand, Inc.	665,027
2,881	ITT, Inc.	208,959
4,415	Jacobs Solutions, Inc.	550,021
2,892	J.B. Hunt Transport Services, Inc.	503,266
24,054	Johnson Controls International PLC	1,302,284
4,789	KBR, Inc.	231,309
5,312	Knight-Swift Transportation Holdings, Inc.	268,309
6,666	L3Harris Technologies, Inc.	1,521,115
1,276	Landstar System, Inc.	187,100
4,692	Leidos Holdings, Inc.	445,975
1,126	Lennox International, Inc.	270,375
1,989	Lincoln Electric Holdings, Inc.	271,876
9,230	Lockheed Martin Corp.	3,877,615
1,815	ManpowerGroup, Inc.	133,076
8,152	Masco Corp.	414,692
2,041	MasTec, Inc.*	164,301
6,988	MDU Resources Group, Inc.	210,688
1,866	Middleby Corp. (The)*	268,368
1,289	MSA Safety, Inc.	153,211
1,589	MSC Industrial Direct Co., Inc., Class A	125,865
12,388	Nielsen Holdings PLC	344,882
1,774	Nordson Corp.	403,000
8,263	Norfolk Southern Corp.	2,008,983
4,851	Northrop Grumman Corp.	2,318,729
5,739	nVent Electric PLC	189,157
3,489	Old Dominion Freight Line, Inc.	946,949
2,259	Oshkosh Corp.	180,178
14,667	Otis Worldwide Corp.	1,059,251
3,309	Owens Corning	270,445
11,012	PACCAR, Inc.	963,660
4,428	Parker-Hannifin Corp.	1,173,420
5,700	Pentair PLC	253,650
19,859	Plug Power, Inc.*	556,846
4,923	Quanta Services, Inc.	695,620
51,558	Raytheon Technologies Corp.	4,627,331
983	RBC Bearings, Inc.*	236,588
2,314	Regal Rexnord Corp.	318,383
7,141	Republic Services, Inc.	1,019,164
3,731	Robert Half International, Inc.	287,175
4,025	Rockwell Automation, Inc.	953,684
8,266	Rollins, Inc.	279,060
914	Saia, Inc.*	189,043
1,915	Science Applications International Corp.	174,399
5,405	Sensata Technologies Holding PLC	217,713
1,538	SiteOne Landscape Supply, Inc.*	192,496
1,822	Snap-on, Inc.	396,941
20,491	Southwest Airlines Co.*	752,020
5,219	Stanley Black & Decker, Inc.	459,794
3,144	Stericycle, Inc.*	157,483

Common Stocks – (continued)
Industrials – (continued)
7,064	Sunrun, Inc.*	233,324
1,845	Tetra Tech, Inc.	250,569
7,424	Textron, Inc.	463,109
2,301	Timken Co. (The)	144,940
3,596	Toro Co. (The)	298,216
8,075	Trane Technologies PLC	1,244,115
1,789	TransDigm Group, Inc.	1,074,098
3,908	Trex Co., Inc.*	182,855
1,263	TriNet Group, Inc.*	104,071
62,863	Uber Technologies, Inc.*	1,807,940
21,740	Union Pacific Corp.	4,880,847
11,300	United Airlines Holdings, Inc.*	395,613
25,477	United Parcel Service, Inc., Class B	4,955,531
2,471	United Rentals, Inc.*	721,631
5,425	Verisk Analytics, Inc.	1,015,343
10,646	Vertiv Holdings Co.	122,748
14,383	Waste Management, Inc.	2,431,158
1,142	Watsco, Inc.	310,658
1,744	WESCO International, Inc.*	229,650
5,990	Westinghouse Air Brake Technologies Corp.	525,024
7,544	WillScot Mobile Mini Holdings Corp.*	302,816
1,980	Woodward, Inc.	184,279
1,581	W.W. Grainger, Inc.	877,360
3,728	XPO Logistics, Inc.*	195,422
6,226	Xylem, Inc.	567,189

		106,710,459

Information Technology – 27.8%
23,022	Accenture PLC, Class A	6,640,926
16,199	Adobe, Inc.*	6,049,355
55,997	Advanced Micro Devices, Inc.*	4,752,465
6,410	Affirm Holdings, Inc.*	150,186
5,467	Akamai Technologies, Inc.*	493,561
4,263	Amdocs Ltd.	364,359
20,595	Amphenol Corp., Class A	1,514,350
17,975	Analog Devices, Inc.	2,723,752
3,002	ANSYS, Inc.*	745,397
1,378	Appian Corp.*	64,628
561,191	Apple, Inc.	88,230,449
30,079	Applied Materials, Inc.	2,829,532
8,260	Arista Networks, Inc.*	990,209
2,310	Arrow Electronics, Inc.*	242,111
2,359	Asana, Inc., Class A*	45,175
1,002	Aspen Technology, Inc.*	211,021
4,937	Atlassian Corp. PLC, Class A*	1,222,697
7,524	Autodesk, Inc.*	1,517,892
14,475	Automatic Data Processing, Inc.	3,537,835
2,988	Avalara, Inc.*	273,671
7,440	Bentley Systems, Inc., Class B	273,569
3,399	Bill.com Holdings, Inc.*	550,230
5,228	Black Knight, Inc.*	345,884
1,870	Blackline, Inc.*	127,048
17,819	Block, Inc.*	1,227,907
13,481	Broadcom, Inc.	6,728,502
4,034	Broadridge Financial Solutions, Inc.	690,500

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

August 31, 2022

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
9,451	Cadence Design Systems, Inc.*	$1,642,300
4,823	CCC Intelligent Solutions Holdings, Inc.*	46,108
4,670	CDW Corp.	797,169
4,916	Ceridian HCM Holding, Inc.*	293,190
5,129	Ciena Corp.*	260,245
131,396	Cisco Systems, Inc.	5,876,029
4,339	Citrix Systems, Inc.	445,919
8,662	Cloudflare, Inc., Class A*	541,981
5,817	Cognex Corp.	244,954
18,067	Cognizant Technology Solutions Corp., Class A	1,141,292
1,454	Concentrix Corp.	182,884
3,402	Confluent, Inc., Class A*	93,079
26,453	Corning, Inc.	907,867
7,213	Crowdstrike Holdings, Inc., Class A*	1,317,166
8,872	Dell Technologies, Inc., Class C	339,709
1,818	DigitalOcean Holdings, Inc.*	76,520
3,074	Dlocal Ltd. (Uruguay) *	76,450
2,206	Dolby Laboratories, Inc., Class A	161,567
9,657	Dropbox, Inc., Class A*	206,563
6,939	Dynatrace, Inc.*	264,931
2,651	Elastic NV*	222,445
4,584	Enphase Energy, Inc.*	1,313,041
4,684	Entegris, Inc.	444,418
1,920	EPAM Systems, Inc.*	818,880
1,665	Euronet Worldwide, Inc.*	147,619
2,087	F5, Inc.*	327,784
879	Fair Isaac Corp.*	395,023
21,002	Fidelity National Information Services, Inc.	1,918,953
3,302	First Solar, Inc.*	421,170
20,728	Fiserv, Inc.*	2,097,466
2,381	Five9, Inc.*	233,600
2,606	FleetCor Technologies, Inc.*	553,853
15,754	Flex Ltd.*	280,579
23,664	Fortinet, Inc.*	1,152,200
2,715	Gartner, Inc.*	774,644
6,363	Genpact Ltd.	298,934
1,734	Gitlab, Inc., Class A*	103,815
9,683	Global Payments, Inc.	1,202,919
2,438	GLOBALFOUNDRIES, Inc.*	145,841
1,400	Globant SA*	295,078
5,578	GoDaddy, Inc., Class A*	422,924
2,893	Guidewire Software, Inc.*	207,457
1,143	HashiCorp, Inc., Class A*	40,405
44,956	Hewlett Packard Enterprise Co.	611,402
35,829	HP, Inc.	1,028,651
1,573	HubSpot, Inc.*	530,164
3,628	II-VI, Inc.*	171,350
3,775	Informatica, Inc., Class A*	83,314
141,848	Intel Corp.	4,527,788
31,173	International Business Machines Corp.	4,004,172
9,521	Intuit, Inc.	4,110,977
1,158	IPG Photonics Corp.*	104,903
4,370	Jabil, Inc.	263,511

Common Stocks – (continued)
Information Technology – (continued)
2,513	Jack Henry & Associates, Inc.	482,999
11,065	Juniper Networks, Inc.	314,467
6,199	Keysight Technologies, Inc.*	1,015,954
5,155	KLA Corp.	1,773,990
4,799	Lam Research Corp.	2,101,530
4,715	Lattice Semiconductor Corp.*	254,138
843	Littelfuse, Inc.	199,976
2,327	Lumentum Holdings, Inc.*	194,421
2,160	Manhattan Associates, Inc.*	305,122
14,999	Marqeta, Inc., Class A*	116,842
29,359	Marvell Technology, Inc.	1,374,588
29,668	Mastercard, Inc., Class A	9,623,409
2,110	Maximus, Inc.	127,845
18,863	Microchip Technology, Inc.	1,230,811
38,195	Micron Technology, Inc.	2,159,163
255,695	Microsoft Corp.	66,856,572
1,921	MKS Instruments, Inc.	191,351
513	Monday.com Ltd.*	58,328
2,270	MongoDB, Inc.*	732,892
1,520	Monolithic Power Systems, Inc.	688,834
5,781	Motorola Solutions, Inc.	1,407,153
4,513	National Instruments Corp.	179,437
2,377	nCino, Inc.*	74,971
7,651	NetApp, Inc.	551,867
18,838	NortonLifeLock, Inc.	425,550
83,297	NVIDIA Corp.	12,572,849
14,967	ON Semiconductor Corp.*	1,029,281
52,495	Oracle Corp.	3,892,504
3,380	Palo Alto Networks, Inc.*	1,882,018
11,150	Paychex, Inc.	1,375,241
1,774	Paycom Software, Inc.*	623,029
1,387	Paylocity Holding Corp.*	334,267
39,996	PayPal Holdings, Inc.*	3,737,226
1,417	Pegasystems, Inc.	51,876
2,312	Procore Technologies, Inc.*	126,235
3,666	PTC, Inc.*	421,187
9,574	Pure Storage, Inc., Class A*	277,359
3,578	Qorvo, Inc.*	321,233
38,813	QUALCOMM, Inc.	5,133,796
3,298	Qualtrics International, Inc., Class A*	40,401
2,883	RingCentral, Inc., Class A*	124,084
3,658	Roper Technologies, Inc.	1,472,638
33,442	Salesforce, Inc.*	5,220,965
2,779	Samsara, Inc., Class A*	41,324
6,954	Seagate Technology Holdings PLC	465,640
6,711	SentinelOne, Inc., Class A*	183,277
6,941	ServiceNow, Inc.*	3,016,697
1,239	Silicon Laboratories, Inc.*	155,284
5,565	Skyworks Solutions, Inc.	548,431
1,902	SolarEdge Technologies, Inc.*	524,895
5,545	Splunk, Inc.*	499,216
7,727	SS&C Technologies Holdings, Inc.	430,858
4,468	Switch, Inc., Class A	151,689
1,354	Synaptics, Inc.*	156,536
5,278	Synopsys, Inc.*	1,826,294
1,462	TD SYNNEX Corp.	140,761
11,157	TE Connectivity Ltd. (Switzerland)	1,408,125

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,602	Teledyne Technologies, Inc.*	$590,113
5,536	Teradyne, Inc.	468,567
31,962	Texas Instruments, Inc.	5,280,442
2,930	Thoughtworks Holding, Inc.*	38,559
8,393	Toast, Inc., Class A*	158,879
15,163	Trade Desk, Inc. (The), Class A*	950,720
8,636	Trimble, Inc.*	546,227
1,420	Tyler Technologies, Inc.*	527,544
143	Ubiquiti, Inc.	44,386
10,540	UiPath, Inc., Class A*	173,383
1,510	Universal Display Corp.	168,712
3,310	VeriSign, Inc.*	603,148
56,789	Visa, Inc., Class A	11,284,542
7,719	VMware, Inc., Class A	895,636
5,557	Vontier Corp.	121,809
10,680	Western Digital Corp.*	451,337
13,260	Western Union Co. (The)	196,513
1,532	WEX, Inc.*	236,311
4,259	Wolfspeed, Inc.*	483,269
6,813	Workday, Inc., Class A*	1,121,147
1,812	Zebra Technologies Corp., Class A*	546,572
4,232	Zendesk, Inc.*	324,891
7,520	Zoom Video Communications, Inc., Class A*	604,608
2,905	Zscaler, Inc.*	462,592

		343,621,747

Materials – 2.3%
7,670	Air Products and Chemicals, Inc.	1,936,292
4,049	Albemarle Corp.	1,084,970
6,346	Alcoa Corp.	314,000
52,015	Amcor PLC	624,700
2,260	AptarGroup, Inc.	232,351
1,742	Ashland, Inc.	177,266
2,815	Avery Dennison Corp.	516,890
7,665	Axalta Coating Systems Ltd.*	197,374
11,013	Ball Corp.	614,636
4,480	Berry Global Group, Inc.*	243,398
3,473	Celanese Corp.	385,017
7,203	CF Industries Holdings, Inc.	745,222
16,581	Cleveland-Cliffs, Inc.*	286,354
24,925	Corteva, Inc.	1,531,143
4,188	Crown Holdings, Inc.	379,391
25,223	Dow, Inc.	1,286,373
16,192	DuPont de Nemours, Inc.	900,923
1,305	Eagle Materials, Inc.	156,104
4,454	Eastman Chemical Co.	405,314
8,797	Ecolab, Inc.	1,441,213
4,341	FMC Corp.	469,175
49,983	Freeport-McMoRan, Inc.	1,479,497
34,162	Ginkgo Bioworks Holdings, Inc.*	91,896
10,585	Graphic Packaging Holding Co.	235,728
6,159	Huntsman Corp.	172,575
8,833	International Flavors & Fragrances, Inc.	975,870
12,813	International Paper Co.	533,277
2,806	Louisiana-Pacific Corp.	152,169
2,147	Martin Marietta Materials, Inc.	746,533

Common Stocks – (continued)
Materials – (continued)
12,524	Mosaic Co. (The)	674,668
3,357	MP Materials Corp.*	117,461
27,498	Newmont Corp.	1,137,317
9,171	Nucor Corp.	1,219,193
3,200	Packaging Corp. of America	438,144
8,180	PPG Industries, Inc.	1,038,696
2,128	Reliance Steel & Aluminum Co.	400,022
2,271	Royal Gold, Inc.	208,705
4,433	RPM International, Inc.	412,978
1,393	Scotts Miracle-Gro Co. (The)	93,261
5,027	Sealed Air Corp.	270,503
8,265	Sherwin-Williams Co. (The)	1,918,307
3,366	Sonoco Products Co.	212,125
2,958	Southern Copper Corp. (Peru)	139,233
6,186	Steel Dynamics, Inc.	499,334
6,161	Valvoline, Inc.	179,100
4,498	Vulcan Materials Co.	748,872
1,134	Westlake Corp.	111,846
8,708	Westrock Co.	353,458

		28,488,874

Real Estate – 3.1%
2,759	Agree Realty Corp. REIT	207,808
5,603	Alexandria Real Estate Equities, Inc. REIT	859,500
9,790	American Homes 4 Rent, Class A REIT	348,132
16,112	American Tower Corp. REIT	4,093,254
9,332	Americold Realty Trust, Inc. REIT	274,547
5,420	Apartment Income REIT Corp. REIT	221,407
4,754	AvalonBay Communities, Inc. REIT	955,126
10,331	Brixmor Property Group, Inc. REIT	221,910
3,660	Camden Property Trust REIT	470,347
10,899	CBRE Group, Inc., Class A*	860,585
5,133	Cousins Properties, Inc. REIT	137,821
14,952	Crown Castle, Inc. REIT	2,554,250
7,740	CubeSmart REIT	356,427
9,868	Digital Realty Trust, Inc. REIT	1,219,981
5,882	Douglas Emmett, Inc. REIT	114,817
13,329	Duke Realty Corp. REIT	784,412
1,482	EastGroup Properties, Inc. REIT	244,575
3,149	Equinix, Inc. REIT	2,070,058
5,901	Equity LifeStyle Properties, Inc. REIT	413,660
12,640	Equity Residential REIT	924,995
2,251	Essex Property Trust, Inc. REIT	596,650
4,589	Extra Space Storage, Inc. REIT	911,972
2,733	Federal Realty Investment Trust REIT	276,771
4,554	First Industrial Realty Trust, Inc. REIT	230,797
8,431	Gaming and Leisure Properties, Inc. REIT	406,964
18,662	Healthpeak Properties, Inc. REIT	489,878
3,597	Highwoods Properties, Inc. REIT	109,385
21,122	Invitation Homes, Inc. REIT	766,306
9,994	Iron Mountain, Inc. REIT	525,784
1,667	Jones Lang LaSalle, Inc.*	288,391
3,988	Kilroy Realty Corp. REIT	194,495
20,971	Kimco Realty Corp. REIT	442,069
2,999	Lamar Advertising Co., Class A REIT	281,576

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

August 31, 2022

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
2,907	Life Storage, Inc. REIT	$369,916
20,551	Medical Properties Trust, Inc. REIT	300,250
3,980	Mid-America Apartment Communities, Inc. REIT	659,367
6,053	National Retail Properties, Inc. REIT	271,780
2,943	National Storage Affiliates Trust REIT	148,680
8,132	Omega Healthcare Investors, Inc. REIT	265,591
25,589	Prologis, Inc. REIT	3,186,086
5,262	Public Storage REIT	1,740,827
5,033	Rayonier, Inc. REIT	178,772
20,851	Realty Income Corp. REIT	1,423,706
5,922	Regency Centers Corp. REIT	360,295
5,719	Rexford Industrial Realty, Inc. REIT	355,779
3,700	SBA Communications Corp. REIT	1,203,425
4,634	Spirit Realty Capital, Inc. REIT	189,299
6,211	STAG Industrial, Inc. REIT	191,299
9,134	STORE Capital Corp. REIT	246,435
4,144	Sun Communities, Inc. REIT	636,974
10,981	UDR, Inc. REIT	492,718
33,363	VICI Properties, Inc. REIT	1,100,645
15,742	Welltower, Inc. REIT	1,206,624
6,585	W.P. Carey, Inc. REIT	553,338
1,480	Zillow Group, Inc., Class A*	49,432
5,764	Zillow Group, Inc., Class C*	192,863

		38,178,751

Utilities – 3.1%
22,702	AES Corp. (The)	577,766
8,680	Alliant Energy Corp.	529,827
8,897	Ameren Corp.	824,040
17,806	American Electric Power Co., Inc.	1,784,161
6,291	American Water Works Co., Inc.	933,899
4,786	Atmos Energy Corp.	542,637
2,455	Avangrid, Inc.	121,277
4,422	Brookfield Renewable Corp., Class A	169,761
21,763	CenterPoint Energy, Inc.	686,187
1,198	Clearway Energy, Inc., Class A	41,307
2,815	Clearway Energy, Inc., Class C	104,436
10,025	CMS Energy Corp.	677,088
12,278	Consolidated Edison, Inc.	1,200,052
11,330	Constellation Energy Corp.	924,415
28,069	Dominion Energy, Inc.	2,296,044
6,676	DTE Energy Co.	870,150
26,688	Duke Energy Corp.	2,853,214
13,219	Edison International	895,852
7,029	Entergy Corp.	810,444
8,199	Essential Utilities, Inc.	402,981
7,852	Evergy, Inc.	538,098
11,847	Eversource Energy	1,062,557
33,632	Exelon Corp.	1,476,781
1,743	IDACORP, Inc.	190,405
3,123	National Fuel Gas Co.	222,576
2,898	NextEra Energy Partners LP	237,897
68,015	NextEra Energy, Inc.	5,785,356
14,008	NiSource, Inc.	413,376
8,151	NRG Energy, Inc.	336,473
6,920	OGE Energy Corp.	280,537

Common Stocks – (continued)
Utilities – (continued)
3,909	Pinnacle West Capital Corp.	294,543
25,074	PPL Corp.	729,152
17,296	Public Service Enterprise Group, Inc.	1,113,171
10,904	Sempra Energy	1,798,833
36,551	Southern Co. (The)	2,816,986
2,235	Southwest Gas Holdings, Inc.	173,995
7,232	UGI Corp.	285,664
14,906	Vistra Corp.	368,923
10,931	WEC Energy Group, Inc.	1,127,423
18,862	Xcel Energy, Inc.	1,400,504

		37,898,788

TOTAL COMMON STOCKS
(Cost $466,277,859)		$1,232,495,605

Shares	Description	Rate	Value

Preferred Stock – 0.0%(b)
Communication Services – 0.0%(b)
17,896	AMC Entertainment Holdings, Inc.*	0.00%	$87,690
(Cost $98,872)

TOTAL INVESTMENTS – 99.7%
(Cost $466,376,731)			$1,232,583,295

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			3,434,415

NET ASSETS – 100.0%			$1,236,017,710

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Less than 0.05%

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Statement of Assets and Liabilities

August 31, 2022

MarketBeta® U.S. 1000 Equity ETF
Assets:

Investments in unaffiliated issuers, at value (cost $465,032,362)	$1,228,637,496

Investments in affiliated issuers, at value (cost $1,344,369)	3,945,799

Cash	3,512,534

Receivables:

Investments sold	49,509,694

Dividends	1,877,743

Total assets	1,287,483,266

Liabilities:

Payables:

Investments purchased	51,344,556

Management fees	121,000

Total liabilities	51,465,556

Net Assets:

Paid-in capital	463,480,246

Total distributable earnings	772,537,464

NET ASSETS	$1,236,017,710
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	35,837,538

Net asset value per share:	$34.49

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Statement of Operations

For the Period Ended August 31, 2022

MarketBeta® U.S. 1000 Equity ETF*
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $5,642)	$8,142,362

Dividends — affiliated issuers	50,966

Total investment income	8,193,328

Expenses:

Management fees	560,273

Trustee fees	10,963

Total expenses	571,236

NET INVESTMENT INCOME	7,622,092

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	2,930,920

In-kind redemptions	226,791,770

Futures contracts	(72,836)

Net change in unrealized gain on:

Investments — unaffiliated issuers	763,605,134

Investments — affiliated issuers	2,601,430

Net realized and unrealized gain	995,856,418

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,003,478,510

*	For the period April 5, 2022 (commencement of operations) through August 31, 2022.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Statement of Changes in Net Assets

MarketBeta® U.S. 1000 Equity ETF
For the Period April 5, 2022* to August 31, 2022
From operations:

Net investment income	$7,622,092

Net realized gain	229,649,854

Net change in unrealized gain	766,206,564

Net increase in net assets resulting from operations	1,003,478,510

Distributions to shareholders:

From distributable earnings	(4,149,270)

From share transactions:

Proceeds from sales of shares	492,848,852

Cost of shares redeemed	(256,160,382)

Net increase in net assets resulting from share transactions	236,688,470

TOTAL INCREASE	1,236,017,710

Net assets:

Beginning of period	$—

End of period	$1,236,017,710

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout the Period

	MarketBeta® U.S. 1000 Equity ETF
	For the Period April 5, 2022* to August 31, 2022
Per Share Operating Performance:

Net asset value, beginning of period	$39.49

Net investment income(a)	0.21

Net realized and unrealized loss	(5.09	)(b)

Total loss from investment operations	(4.88)

Distributions to shareholders from net investment income	(0.12)

Net asset value, end of period	$34.49

Market price, end of period	$34.54

Total Return at Net Asset Value(c)	(12.36)%

Net assets, end of period (in 000’s)	$1,236,018

Ratio of total expenses to average net assets	0.11	%(d)

Ratio of net investment income to average net assets	1.47	%(d)

Portfolio turnover rate(e)	25%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Per Share net realized and unrealized loss may not correspond with the aggregate realized and change in unrealized gains and losses in the Fund’s investments due to in-kind purchases processed at original security cost.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Notes to Financial Statements

August 31, 2022

1. ORGANIZATION

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) is a diversified series of the Goldman Sachs ETF Trust II (the “Trust”) which is an open-end management investment company. The Trust was organized as a Delaware statutory trust and was established by an Agreement and Declaration of Trust dated September 13, 2021.

The investment objective of the Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS United States 1000 Index (the “Index”).

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund is an exchange-traded fund (“ETF”). Shares of the Fund is listed and traded on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares at its respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid quarterly and annually, respectively.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Notes to Financial Statements (continued)

August 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Notes to Financial Statements (continued)

August 31, 2022

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of August 31, 2022:

MARKETBETA® U.S. 1000 EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,185,275	$—	$—

Europe	1,642,662	—	—

North America	1,228,022,678	87,690	—

South America	1,644,990	—	—

Total	$1,232,495,605	$87,690	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the period ended August 31, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Fund	Net Realized Gain (Loss) from Futures Contracts	Net Change in Unrealized Gain (Loss) on Futures Contracts
Equity	MarketBeta® U.S. 1000 Equity ETF	$(72,836)	$—

For the period ended August 31, 2022, the relevant values for each derivative type was as follows:

Fund	Number of Contracts(a)
MarketBeta® U.S. 1000 Equity ETF	12

(a)	Amount disclosed represents average number of contracts for the months that the Fund held such derivatives during the period ended August 31, 2022.

There were no outstanding derivative contracts at August 31, 2022.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Fund operates under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees

For the period ended August 31, 2022, contractual and effective net unitary management fees with GSAM were at the following rates:

	Contractual Unitary Management Fee				Effective Net Unitary Management Fee*
Fund	First $300 million	Next $700 million	Next $4 billion	Over $5 billion
MarketBeta® U.S. 1000 Equity ETF	0.15%	0.10%	0.09%	0.08%	0.11%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

B.  Other Transactions with Affiliates — For the period ended August 31, 2022, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the MarketBeta® U.S. 1000 Equity ETF.

The following table provides information about the Fund’s investments in the Goldman Sachs Group, Inc. as of and for the period ended August 31, 2022.

Fund	Beginning value as of April 5, 2022*	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Ending value as of August 31, 2022	Shares as of August 31, 2022	Dividend Income
MarketBeta® U.S. 1000 Equity ETF	$—	$1,344,369	$—	$—	$2,601,430	$3,945,799	11,861	$50,966

*	Commencement of operations.

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statement of Changes in Net Assets.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Notes to Financial Statements (continued)

August 31, 2022

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Share activity is as follows:

	MarketBeta® U.S. 1000 Equity ETF

	For the period* April 5, 2022 through August 31, 2022

	Shares	Dollars

Fund Share Activity
Shares Sold	42,987,538	$492,848,852
Shares Redeemed	(7,150,000)	(256,160,382)

NET INCREASE IN SHARES	35,837,538	$236,688,470

*	Commencement of operations.

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended August 31, 2022, were $538,066,843 and $318,402,283, respectively.

The purchases and sales from in-kind creation and redemption transactions for the period ended August 31, 2022, were $269,481,784 and $252,345,839, respectively.

8. TAX INFORMATION

The tax character of distributions paid during the period ended August 31, 2022 were as follows:

MarketBeta® U.S. 1000 Equity ETF
Distributions paid from:
Ordinary Income	$4,149,270
Long-term capital gain	—
Total taxable distributions	$4,149,270

As of August 31, 2022, the components of accumulated earnings (losses) on a tax-basis were as follows:

MarketBeta® U.S. 1000 Equity ETF
Undistributed ordinary income — net	$3,496,070
Undistributed long-term capital gains	3,123,505
Total undistributed earnings	$6,619,575
Unrealized gains (losses) — net	765,917,889
Total accumulated earnings (losses) net	$772,537,464

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

8. TAX INFORMATION (continued)

As of August 31, 2022, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

MarketBeta® U.S. 1000 Equity ETF
Tax Cost	$466,665,406
Gross unrealized gain	781,164,181
Gross unrealized loss	(15,246,292)
Net unrealized gains (losses)	$765,917,889

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from redemption in-kind transactions.

Fund	Paid-in Capital	Total Distributable Earnings
MarketBeta® U.S. 1000 Equity ETF	$226,791,776	$(226,791,776)

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Index Risk — Solactive AG (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from an Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Notes to Financial Statements (continued)

August 31, 2022

9. OTHER RISKS (continued)

may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) as of August 31, 2022, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period April 5, 2022 (commencement of operations) through August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations, changes in its net assets, and the financial highlights for the period April 5, 2022 (commencement of operations) through August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 25, 2022

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (Unaudited)

Background

The Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs ETF Trust II (the “Trust”) that commenced investment operations on April 5, 2022. At a meeting held on September 13, 2021 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Fund would operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would operate as a passively-managed ETF that seeks to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single management fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which would include both advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. The Trustees noted that a license fee would be payable to Solactive AG by the Investment Adviser for use of its index. The Trustees also considered information provided regarding fees and expenses of

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (Unaudited) (continued)

comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s unitary management fee rate and projected expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s unitary management fee rate and projected expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Fund. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund, unlike many other ETFs, would have management fee breakpoints. The Trustees considered the proposed breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of the Fund:

Average Daily Net Assets	Management Fee Annual Rate

First $300 million	0.15%

Next $700 million	0.10

Next $4 billion	0.09

Over $5 billion	0.08

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the Fund’s projected asset levels and information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group. Upon reviewing these matters, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) fees earned by the Investment Adviser for managing the fund in which the Fund’s securities lending cash collateral is invested; (d) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (e) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved for an initial two-year period from its effective date.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Fund Expenses — For the Period ended 8/31/2022 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period from April 5, 2022 (commencement of operations) and held for the entire period ended August 31, 2022, which represents a period of 149 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	MarketBeta® U.S. 1000 Equity ETF*
	Beginning Account Value 4/5/22	Ending Account Value 8/31/22		Expenses Paid**
Actual based on NAV	$1,000	$876.40		$0.42
Hypothetical 5% return	$1,000	$1,019.96	+	$0.45

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Fund commenced operations on April 5, 2022.

**	Expenses are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended August 31, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratio for the period is as follows:

Fund

MarketBeta® U.S. 1000 Equity ETF	0.11%

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Trustees and Officers (Unaudited)

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

Cheryl K. Beebe Age: 66	Chair of the Board of Trustees	Since 2021

Ms. Beebe is retired. She is Director, Packaging Corporation of America (2008-Present); Director, The Mosaic Company (2019-Present); Director, HanesBrands Inc. (2020-Present); and was formerly Director, Convergys Corporation (a global leader in customer experience outsourcing) (2015-2018); and formerly held the position of Executive Vice President, (2010-2014); and Chief Financial Officer, Ingredion, Inc. (a leading global ingredient solutions company) (2004-2014).

Chair of the Board of Trustees — Goldman Sachs ETF Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust II; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs Real Estate Diversified Income Fund.

				68	Packaging Corporation of America (producer of container board); The Mosaic Company (producer of phosphate and potash fertilizer); HanesBrands Inc. (a multinational clothing company)

Lawrence Hughes Age: 64	Trustee	Since 2021

Mr. Hughes is retired. Formerly, he held senior management positions with BNY Mellon Wealth Management, a division of The Bank of New York Mellon Corporation (a financial services company) (1991-2015), most recently as Chief Executive Officer (2010-2015). He serves as a Member of the Board of Directors, (2012-Present) and formerly served as Chairman (2012-2019), Ellis Memorial and Eldredge House (a not-for-profit organization). Previously, Mr. Hughes served as an Advisory Board Member of Goldman Sachs Trust II (February 2016-April 2016).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs ETF Trust II; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs Real Estate Diversified Income Fund.

				68	None

John F. Killian Age: 67	Trustee	Since 2021	Mr. Killian is retired. He is Director, Consolidated Edison, Inc. (2007-Present); and was formerly Director, Houghton Mifflin Harcourt Publishing Company (2011-2022). Previously, he held senior management positions with Verizon Communications, Inc., including Executive Vice President and Chief Financial Officer (2009-2010); and President, Verizon Business, Verizon Communications, Inc. (2005-2009). Trustee — Goldman Sachs ETF Trust; Goldman Sachs ETF Trust II; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs Real Estate Diversified Income Fund.	68	Consolidated Edison, Inc. (a utility holding company)

Steven D. Krichmar Age: 64	Trustee	Since 2021

Mr. Krichmar is retired. Formerly, he held senior management and governance positions with Putnam Investments, LLC, a financial services company (2001-2016). He was most recently Chief of Operations and a member of the Operating Committee of Putnam Investments, LLC and Principal Financial Officer of The Putnam Funds. Previously, Mr. Krichmar served as an Audit Partner with PricewaterhouseCoopers LLP and its predecessor company (1990-2001).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs ETF Trust II; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs Real Estate Diversified Income Fund.

				68	None

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Trustees and Officers (Unaudited) (continued)

Independent Trustees (continued)

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

Linda A. Lang Age: 64	Trustee	Since 2021

Ms. Lang is retired. She was formerly Chair of the Board of Directors (2016-2019); and Member of the Board of Directors, WD-40 Company (a global consumer products company) (2004-2019); Chairman and Chief Executive Officer (2005-2014); and Director, President and Chief Operating Officer, Jack in the Box, Inc. (a restaurant company) (2003-2005). Previously, Ms. Lang served as an Advisory Board Member of Goldman Sachs MLP and Energy Renaissance Fund (February 2016-March 2016).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs ETF Trust II; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

				69	None

Michael Latham Age: 56	Trustee	Since 2021

Mr. Latham is retired. He currently serves as Chief Operating Officer and Director of FinTech Evolution Acquisition Group (a special purpose acquisition company) (2021-Present). Formerly, Mr. Latham held senior management positions with the iShares exchange-traded fund business owned by BlackRock, Inc., including Chairman (2011-2014); Global Head (2010-2011); U.S. Head (2007-2010); and Chief Operating Officer (2003-2007).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs ETF Trust II; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

				69	FinTech Evolution Acquisition Group (a special purpose acquisition company)

Lawrence W. Stranghoener Age: 68	Trustee	Since 2021

Mr. Stranghoener is retired. He is Chairman, Kennametal, Inc. (a global manufacturer and distributor of tooling and industrial materials) (2003-Present); and was formerly Director, Aleris Corporation and Aleris International, Inc. (a producer of aluminum rolled products) (2011-2020); Interim Chief Executive Officer (2014) and Executive Vice President and Chief Financial Officer (2004-2014), Mosaic Company (a fertilizer manufacturing company).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust II; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Chair of the Board of Trustees — Goldman Sachs Credit Income Fund

				69	Kennametal, Inc. (a global manufacturer and distributor of tooling and industrial materials)

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Trustees and Officers (Unaudited) (continued)

Interested Trustee*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

James A. McNamara Age: 59	President and Trustee	Since 2021	Advisory Director, Goldman Sachs (January 2018-Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President and Trustee — Goldman Sachs ETF Trust; Goldman Sachs ETF Trust II; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.	172	None

*	Mr. McNamara is considered to be an “Interested Trustee” because he holds a position with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc. The Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline Kraus. Information is provided as of August 31, 2022.
[2]	Each Trustee holds office for an indefinite term, until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust. The Board has adopted policies which provide that each Independent Trustee shall retire as of December 31st of the calendar year in which he or she reaches (a) his or her 74th birthday or (b) the 15th anniversary of the date he or she became a Trustee, whichever is earlier, unless a waiver of such requirements shall have been adopted by a majority of the other Trustees. These policies may be changed by the Trustees without shareholder vote.
[3]	The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of August 31, 2022, Goldman Sachs ETF Trust consisted of 46 portfolios (29 of which offered shares to the public); Goldman Sachs ETF Trust II consisted of 2 portfolios (1 of which offered shares to the public); Goldman Sachs Trust consisted of 88 portfolios; Goldman Sachs Variable Insurance Trust consisted of 15 portfolios (12 of which offered shares to the public); Goldman Sachs Trust II consisted of 18 portfolios (16 of which offered shares to the public); and Goldman Sachs MLP and Energy Renaissance Fund, Goldman Sachs Credit Income Fund and Goldman Sachs Real Estate Diversified Income Fund each consisted of one portfolio. Goldman Sachs Credit Income Fund did not offer shares to the public.
[4]	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-526-7384.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Name, Address and Age[1]	Positions Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years

James A. McNamara 200 West Street New York, NY 10282 Age: 59	Trustee and President	Since 2021

Advisory Director, Goldman Sachs (January 2018-Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President and Trustee — Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 45	Secretary	Since 2021

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (August 2006-December 2015); Senior Counsel, Goldman Sachs (January 2020-Present); Associate General Counsel, Goldman Sachs (2012-December 2019); Assistant General Counsel, Goldman Sachs (August 2006-December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002-2006).

Secretary — Goldman Sachs ETF Trust; Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust II; Goldman Sachs ETF Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 54	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since 2021 (Treasurer and Principal Financial Officer since 2019)

Managing Director, Goldman Sachs (November 2015-Present) and Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010-October 2015).

Treasurer, Principal Financial Officer and Principal Accounting Officer — Goldman Sachs ETF Trust (previously Assistant Treasurer (2017)); Goldman Sachs Trust (previously Assistant Treasurer (2016)); Goldman Sachs Variable Insurance Trust (previously Assistant Treasurer (2016)); Goldman Sachs Trust II (previously Assistant Treasurer (2017)); Goldman Sachs MLP and Energy Renaissance Fund (previously Assistant Treasurer (2017)); Goldman Sachs ETF Trust II; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-621-2550.
[1]	Information is provided as of August 31, 2022.
[2]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF - Tax Information (Unaudited)

For the fiscal year ended August 31, 2022, 98.17% of the dividends paid from net investment company taxable income by MarketBeta® U.S. 1000 Equity ETF qualify for the dividends received deduction available to corporations.

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.27 trillion in assets under supervision as of June 30, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Goldman Sachs Bloomberg Clean Energy Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access Emerging Markets USD Bond ETF

Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs MarketBeta® Emerging Markets Equity ETF
Goldman Sachs MarketBeta® International Equity ETF
Goldman Sachs MarketBeta® U.S. Equity ETF
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF
Goldman Sachs Future Planet Equity ETF
Goldman Sachs Future Tech Leaders Equity ETF
Goldman Sachs Future Health Care Equity ETF
Goldman Sachs Future Consumer Equity ETF
Goldman Sachs Future Real Estate and Infrastructure Equity ETF

INDEX DISCLAIMERS

The Goldman Sachs MarketBeta® International Equity ETF, Goldman Sachs MarketBeta® Emerging Markets Equity ETF, Goldman Sachs MarketBeta® International Small Cap Equity ETF, Goldman Sachs MarketBeta® U.S. Equity ETF, and Goldman Sachs MarketBeta® U.S. 1000 Equity ETF are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Developed Markets ex North America Large & Mid Cap Index, the Solactive GBS Emerging Markets Large & Mid Cap Index, Solactive GBS Developed Markets ex North America Small Cap Index, Solactive GBS United States Large & Mid Cap Index, Solactive GBS United States 1000 Index (“Solactive Indexes”) and/ or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar Linda A. Lang Michael Latham James A. McNamara Lawrence W. Stranghoener	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of August 31, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

MarketBeta® and ActiveBeta® are registered trademarks of GSAM.

© 2022 Goldman Sachs. All rights reserved. 294235-OTU-10/2022 MKTBETAUS1000AR-22

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by the Funds of the Goldman Sachs ETF Trust II to which this certified shareholder report relates.

	2022	2021	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$13,000	$ 0	Financial Statement audits.

Audit-Related Fees:

• PwC	$ 0	$ 0	Other attest services.

Tax Fees:

• PwC	$ 0	$ 0	Tax compliance services provided in connection with the preparation and review of registrant’s tax returns and certain other tax-related services.

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs ETF Trust II’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs ETF Trust II pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2022	2021	Description of Services Rendered

Audit-Related Fees:

• PwC	$1,906,448	$ 0	Internal control review performanced in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs ETF Trust II. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs ETF Trust II (“GS ETF II”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GS ETF II may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GS ETF II at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to the Goldman Sachs ETF II’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GS ETF II, the Audit Committee will pre-approve those non-audit services provided to GS ETF II’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GS ETF II) where the engagement relates directly to the operations or financial reporting of GS ETF II.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GS ETF II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GS ETF II’s service affiliates listed in Table 2 were approved by GS ETF II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The Registrant’s inception date was September 9, 2021. The aggregate non-audit fees billed to GS ETF II by PwC for the twelve months ended August 31, 2022 were approximately $0. The aggregate non-audit fees billed to GS ETF II’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2021 and December 31, 2020 were approximately $14.4 million and $14.5 million, respectively. With regard to the aggregate non-audit fees billed to GS ETF II’s adviser and service affiliates, the 2021 and 2020 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GS ETF II’s operations or financial reporting.

Item 4(h) — GS ETF II’s Audit Committee has considered whether the provision of non-audit services to GS ETF II’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Michael Latham, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Linda A. Lang, and Lawrence W. Stranghoener, each a Trustee of the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs ETF II’s Code of Ethics for Principal Executive and Senior Financial Officers is filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust II

Date:	November 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust II

Date:	November 3, 2022

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust II

Date:	November 3, 2022